REICH & TANG ASSET MANAGEMENT L.P.
                                600 Fifth Avenue
                            New York, NY 10020-2302




March 12, 1996




VIA EDGAR TRANSMISSION


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  New Jersey Daily Municipal Income Fund, Inc.
     Registration Statement No. 6
     File No. 33-36317

Dear Sir or Madam:

As sponsor of the above-referenced Fund, we are writing this letter to certify that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 1996 and became effective on March 1, 1996 pursuant to Rule 485(b).


New Jersey Daily Municipal Income Fund, Inc.




REICH & TANG ASSET MANAGEMENT L.P.



BY:
         Bernadette N. Finn
         Authorized Signatory



CC:  Battle Fowler LLP